Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Sales in China	288,128	41,907	235,143	212,129
Sales in other countries (principally Europe, Asia and North America)	45,394	6,602	55,563	41,797
	333,522	48,509	290,706	253,926

Schedule of Revenue by Significant Types of Films
The Company’s revenue by significant types of films for 2018, 2017 and 2016 was as follows:

	December 31, 2018			December 31, 2017		December 31, 2016
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	129,548	18,843	38.9%	116,396	40.0%	95,705	37.8%
Printing film	30,686	4,463	9.2%	24,779	8.5%	20,366	8.0%
Metallized film	4,373	636	1.3%	8,431	2.9%	7,391	2.9%
Specialty film	148,801	21,642	44.6%	108,089	37.2%	96,091	37.8%
Base film for other applications	20,114	2,925	6.0%	33,011	11.4%	34,373	13.5%
	333,522	48,509	100.0%	290,706	100.0%	253,926	100.0%